Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	62-0873631
Plan number	001
Current Value	$ 402,556,814
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	10.50%
Investment, Identifier [Axis]: American Funds | High Income Tr Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,722,279
Investment, Identifier [Axis]: Astec Industries, Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,421,295
Investment, Identifier [Axis]: Columbia | Strategic Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,356,248
Investment, Identifier [Axis]: Empower Annuity Insurance Company | Large Cap Growth JPMorgan Investment Management Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,263,529
Investment, Identifier [Axis]: Fidelity | 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,983,937
Investment, Identifier [Axis]: Fidelity | International Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,807,615
Investment, Identifier [Axis]: Fidelity | Mid Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,676,250
Investment, Identifier [Axis]: Fidelity | Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,190,230
Investment, Identifier [Axis]: Goldman Sachs | Small Cap Growth Insights Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	886,880
Investment, Identifier [Axis]: Goldman Sachs | Small Cap Value Insights Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,426,018
Investment, Identifier [Axis]: Great Gray Trust Company, LLC | Mid Cap Value Select Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	569,546
Investment, Identifier [Axis]: J.P. Morgan | Equity Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,438,922
Investment, Identifier [Axis]: J.P. Morgan | Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,095,305
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,261,607
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,460,471
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,841,752
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,675,860
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,757,845
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,060,470
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,017,164
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,244,036
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,823,998
Investment, Identifier [Axis]: J.P. Morgan | Smart Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,421,866
Investment, Identifier [Axis]: PIMCO | Total Return Institutional Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,106,705
Investment, Identifier [Axis]: Participant loans | Interest rates ranging from 4.25%-10.5%, maturity varies through 2043
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,185,413
Investment, Identifier [Axis]: Prudential | Core Conservative Intermediate Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,388,839
Investment, Identifier [Axis]: Prudential | Synthetic GIC Wrapper
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,216,507
Investment, Identifier [Axis]: Schwab | Brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,286,214
Investment, Identifier [Axis]: T. Rowe Price | Overseas Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,895,105
Investment, Identifier [Axis]: Vanguard | Treasury Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,074,908